Inventories (Details)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Inventories
Products		¥ 190,480,072	¥ 265,771,215
Raw materials		29,671,322	54,612,250
Inventories	$ 32,803,581	¥ 220,151,394	¥ 320,383,465